Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net Income	$ 16,039	$ 30,550	$ 13,608
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	17,403	16,954	15,928
Employee retirement benefits	(2,657)	440	2,705
Deferred income taxes	389	(14,463)	(1,063)
Provision for uncollectible accounts	980	1,167	1,420
Equity in losses of unconsolidated businesses, net of dividends received	231	117	138
Net gain on sale of divested businesses	0	(1,774)	(1,007)
Oath goodwill impairment	4,591	0	0
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses:
Accounts receivable	(2,667)	(5,674)	(5,067)
Inventories	(324)	168	61
Prepaid expenses and other	37	27	(660)
Accounts payable and accrued liabilities and Other current liabilities	1,777	(459)	(1,089)
Discretionary employee benefits contributions	(1,679)	(3,411)	(186)
Other, net	219	676	(3,099)
Net cash provided by operating activities	34,339	24,318	21,689
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(16,658)	(17,247)	(17,059)
Acquisitions of businesses, net of cash acquired	(230)	(5,880)	(3,765)
Acquisitions of wireless licenses	(1,429)	(583)	(534)
Proceeds from dispositions of businesses	0	3,614	9,882
Other, net	383	1,640	1,602
Net cash used in investing activities	(17,934)	(18,456)	(9,874)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	5,967	27,707	12,964
Proceeds from asset-backed long-term borrowings	4,810	4,290	4,986
Repayments of long-term borrowings and capital lease obligations	(10,923)	(23,837)	(19,159)
Repayments of asset-backed long-term borrowings	(3,635)	(400)	0
Dividends paid	(9,772)	(9,472)	(9,262)
Other, net	(1,824)	(4,439)	(2,905)
Net cash used in financing activities	(15,377)	(6,151)	(13,376)
Increase (decrease) in cash, cash equivalents and restricted cash	1,028	(289)	(1,561)
Cash, cash equivalents and restricted cash, beginning of period	2,888	3,177	4,738
Cash, cash equivalents and restricted cash, end of period (Note 1)	$ 3,916	$ 2,888	$ 3,177